Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Significant Accounting Policies
Schedule of reconciliation of class A common stock subject to possible redemption

As of June 30, 2023, the shares of Class A Common Stock, classified as temporary equity in the balance sheet, are reconciled in the following table:

Gross proceeds of initial public offering	$139,711,628
Less:
Proceeds allocated to public warrants	(5,751,494)
Offering costs allocated to Class A Common Stock subject to possible redemption	(8,174,948)
Plus:
Re-measurement on Class A Common Stock subject to possible redemption	20,121,068
Class A Common Stock subject to possible redemption, December 31, 2021	$145,906,254
Remeasurement of Class A Common Stock to redemption value	1,105,504
Shares of Class A Common Stock subject to possible redemption at December 31, 2022	$147,011,758
Redemption of Class A ordinary shares	(104,028,741)
Remeasurement of Class A ordinary shares to redemption value	1,726,497
Class A ordinary shares subject to possible redemption value at June 30, 2023	$44,709,514

As of December 31, 2022, the shares of Class A Common Stock, classified as temporary equity in the balance sheet, are reconciled in the following table:

Gross proceeds of initial public offering	$139,711,628
Less:
Proceeds allocated to public warrants	(5,751,494)
Offering costs allocated to Class A Common Stock subject to possible redemption	(8,174,948)
Plus:
Re-measurement on Class A Common Stock subject to possible redemption	20,121,068
Class A Common Stock subject to possible redemption, December 31, 2021	$145,906,254
Remeasurement of Class A Common Stock to redemption value	1,105,504
Shares of Class A Common Stock subject to possible redemption at December 31, 2022	$147,011,758

Schedule of reconciliation of net income (loss) per common share

	For the Three Months Ended		For the Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
Class A common stock subject to possible redemption
Numerator: Net income (loss) allocable to Class A common stock subject to possible redemption
Net income (loss)	$(2,649,698)	$70,233	$(3,202,816)	2,254,082
Net income (loss) attributable to Class A common stock subject to possible redemption	(1,725,636)	56,186	(2,085,858)	1,803,266
Denominator: Weighted average redeemable Class A common stock
Weighted average shares outstanding, basic and diluted redeemable Class A common stock	6,711,135	14,375,000	6,711,135	14,375,000
Basic and diluted net income (loss) per share, redeemable Class A common share	$(0.26)	$0.00	$(0.31)	$0.13

Non-Redeemable Class B Common Stock
Numerator: Net Income (loss) attributable to non-redeemable Class A and Class B common stock
Net income (loss)	$(2,649,698)	$70,233	$(3,202,816)	2,254,082
Net Income (loss) attributable to non-redeemable Class A and Class B common stock	$(924,062)	$14,047	$(1,116,958)	450,816
Denominator: Weighted average non-redeemable Class A and Class B common stock
Weighted average shares outstanding, basic and diluted non-redeemable Class A and Class B common stock	3,593,750	3,593,750	3,593,750	3,593,750
Basic and diluted net income (loss) per non-redeemable Class A and Class B common share	$(0.26)	$0.00	$(0.31)	0.13

	For the	For the period
	period	from June 21, 2021
	ended	(inception) to
	December 31,	December 31,
	2022	2021
Class A common stock subject to possible redemption
Numerator: Net income allocable to Class A common stock subject to possible redemption
Net income	$6,761,782	$3,967,305
Net income attributable to Class A common stock subject to possible redemption	5,409,426	1,790,723
Denominator: Weighted average redeemable Class A common stock
Weighted average shares outstanding, basic and diluted redeemable Class A common stock	14,375,000	3,128,238
Basic and diluted net income per share, redeemable Class A common share	$0.38	$0.57

Non-Redeemable Class B Common Stock
Numerator: Net Income attributable to non-redeemable Class B common stock
Net income	$6,761,782	$3,967,305
Net Income attributable to non-redeemable Class B common stock	$1,352,356	$2,176,582
Denominator: Weighted average non-redeemable Class B common stock
Weighted average shares outstanding, basic and diluted non-redeemable Class B common stock(1)	3,593,750	3,802,299
Basic and diluted net income per non-redeemable Class B common share	$0.38	$0.57